Employee Future Benefits - Forecasted Employees Retiring (Details) - CANADA - Defined Benefit Pension Plan - year	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Percentage of all pension plans	93.00%
Male
Disclosure of defined benefit plans [line items]
Retiring at the end of the year	21.7	21.6
Retiring 20 years after the end of the reporting year	22.8	22.7
Female
Disclosure of defined benefit plans [line items]
Retiring at the end of the year	24.1	24.1
Retiring 20 years after the end of the reporting year	25.1	25